Redeemable Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Temporary Equity	The following table summarizes details of Preferred Stock authorized, issued and outstanding as of December 31, 2020, and September 30, 2021:

Redeemable Convertible Preferred Stock Classes	December 31, 2020	September 30, 2021
Series A-1 redeemable convertible preferred stock, $0.001 par value, 2,865,698 shares authorized, 2,807,571 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $6,079 and $6,247 at December 31, 2020 and September 30, 2021 respectively	$4,411	$4,411
Series A-2 redeemable convertible preferred stock, $0.001 par value, 7,018,203 shares authorized, 6,993,693 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $18,224 and $18,913 at December 31, 2020 and September 30, 2021 respectively	11,438	11,438
Series A-3 redeemable convertible preferred stock, $0.001 par value, 8,647,679 shares authorized 8,629,505 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $28,952 and $30,149 at December 31, 2020 and September 30, 2021 respectively	19,917	19,917
Series B redeemable convertible preferred stock, $0.001 par value, 21,245,353 shares authorized, issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $22,567 and $23,656 at December 31, 2020 and September 30, 2021 respectively	18,671	18,671
Series C redeemable convertible preferred stock, $0.001 par value, 35,152,184 shares authorized, 35,092,183 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $65,014 and $68,379 at December 31, 2020 and September 30, 2021 respectively	55,851	55,851
Series D redeemable convertible preferred stock, $0.001 par value, 71,019,827 shares authorized, 60,184,332 shares issued and outstanding and as of December 31, 2020 and September 30, 2021 Liquidation preference of $113,736 and $120,261 at December 31, 2020 and September 30, 2021 respectively	108,499	108,499

Total	$218,787	$218,787

At December 31, 2019, and 2020, the Company’s convertible Preferred Stock consisted of the following:

	AS OF DECEMBER 31, 2019
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A-1	2,865,698	2,807,571	$4,411	$5,858	3,550,068
Series A-2	7,018,203	6,993,693	11,438	17,302	9,058,757
Series A-3	8,647,679	8,629,505	19,917	27,347	12,274,540
Series B	21,245,353	21,245,353	18,671	21,108	21,245,353
Series C	35,152,184	35,092,183	55,851	60,470	35,092,183

	74,929,117	74,768,305	$110,288	$132,085	81,220,901

	AS OF DECEMBER 31, 2020
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A-1	2,865,698	2,807,571	$4,411	$6,079	3,550,068
Series A-2	7,018,203	6,993,693	11,438	18,224	9,058,757
Series A-3	8,647,679	8,629,505	19,917	28,952	12,274,540
Series B	21,245,353	21,245,353	18,671	22,567	21,245,353
Series C	35,152,184	35,092,183	55,851	65,014	35,092,183
Series D	71,019,827	60,184,332	108,499	113,736	60,184,332

	145,948,944	134,952,637	$218,787	$254,572	141,405,233